SCHEDULE OF ESTIMATED DEFERRED ASSETS AND LIABILITIES (Details) - XCF Global Capital Inc [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Net operating loss	$ 51,931	$ 246,610
Start-up costs	444,553
Transaction costs	567,922
Valuation allowance	(1,064,406)	(246,610)
Deferred tax assets, net of valuation allowance